CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Class A ordinary shares Common Stock CNY (¥) shares		Class B ordinary shares Common Stock CNY (¥) shares		Additional Paid-in Capital CNY (¥)		Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Shareholders' Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2022		¥ 19,461	[1]	¥ 2,604	[1]	¥ 516,426,799	[1]	¥ 4,148,929	¥ (111,273,525)	¥ 11,307,461	¥ 420,631,729	¥ (7,746,968)	¥ 412,884,761	$ 58,153,603
Opening Balance (in shares) at Jun. 30, 2022		1,704,766	[1]	4,100,000
Restricted shares issued for services						4,304,857	[1]				4,304,857		4,304,857	606,326
Restricted shares issued for management						1,796,417	[1]				1,796,417		1,796,417	253,020
Net income (loss) for the period									(29,876,418)		(29,876,418)	3,727	(29,872,691)	(4,207,481)
Foreign currency translation adjustment										9,663,701	9,663,701		9,663,701	1,361,104
Ending Balance at Dec. 31, 2022		¥ 19,461	[1]	¥ 2,604	[1]	522,528,073	[1]	4,148,929	(141,149,943)	20,971,162	406,520,286	(7,743,241)	398,777,045	56,166,572
Ending Balance (in shares) at Dec. 31, 2022		1,704,766	[1]	4,100,000
Opening Balance at Jun. 30, 2023		¥ 26,932	[1]	¥ 4,693	[1]	580,340,061	[1]	4,148,929	(170,440,826)	35,127,173	449,206,962	(10,056,059)	439,150,903	61,853,111
Opening Balance (in shares) at Jun. 30, 2023		2,306,295	[1]	7,100,000
Restricted shares issued for services						1,070,143	[1]				1,070,143		1,070,143	150,726
Proceeds from Pre-Founded warrants | ¥	[1]	¥ 859				(859)
Proceeds from Pre-Founded warrants (in shares)	[1]	65,278
Restricted shares issued for management						2,866,560	[1]				2,866,560		2,866,560	403,747
Net income (loss) for the period									(22,554,022)		(22,554,022)	(553,829)	(23,107,851)	(3,254,673)
Foreign currency translation adjustment										(4,609,399)	(4,609,399)		(4,609,399)	(649,220)
Ending Balance at Dec. 31, 2023		¥ 27,791	[1]	¥ 4,693	[1]	¥ 584,275,905	[1]	¥ 4,148,929	¥ (192,994,848)	¥ 30,517,774	¥ 425,980,244	¥ (10,609,888)	¥ 415,370,356	$ 58,503,691
Ending Balance (in shares) at Dec. 31, 2023		2,371,573	[1]	7,100,000

[1]	*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.